Commitments and Contingencies (Schedule of Capital Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Expenditures for rights to titles and characters for games in development [Member]
Capital Commitments [Line Items]
2017	$ 259
2018	1,197
2019 and thereafter	0
Total minimum payments required	1,456
Expenditures for operating rights of licensed games with technological feasibility [Member]
Capital Commitments [Line Items]
2017	4,178
2018	15,122
2019 and thereafter	0
Total minimum payments required	19,300
Pre-film advertising slot rights [Member]
Capital Commitments [Line Items]
2017	63,174
2018	46,971
2019 and thereafter	27,693
Total minimum payments required	$ 137,838